Segment information - Segment EBITA and Segment EBITDA (Details) - Total segments - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Total segments Adjusted EBITA	¥ 173,804	¥ 162,581	¥ 144,020
Taobao and Tmall Group
Total segments Adjusted EBITA	194,827	189,140	192,218
Cloud intelligence group
Total segments Adjusted EBITA	6,121	4,101	3,744
International Digital Commerce Group
Total segments Adjusted EBITA	(8,035)	(4,944)	(8,614)
Cainiao Smart Logistics Network Limited
Total segments Adjusted EBITA	1,402	(391)	(1,465)
Local Services Group
Total segments Adjusted EBITA	(9,812)	(13,148)	(20,059)
Digital Media and Entertainment Group
Total segments Adjusted EBITA	(1,539)	(2,789)	(5,509)
All others
Total segments Adjusted EBITA	¥ (9,160)	¥ (9,388)	¥ (16,295)